UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Value (a)
Senior Loans 38.5% (b)
Aerospace and Defense 3.4%
Air Methods Corporation, Initial 1st Lien Term Loan, 4.80%, 04/22/2024	$2,618,943	$2,609,122
DAE Aviation Holdings, Inc., 1st Lien Term Loan, L+ 3.75%, 07/07/2022 (c)	1,619,835	1,623,884
Engility Holdings, Inc., 1st Lien Term B-2 Loan, 4.98%, 08/12/2023	1,277,206	1,292,264
Hensoldt Holding Germany GmbH, Term Loan B, (Denmark), L+ 3.75%, 02/28/2024 (c)	€3,000,000	3,596,766
Sequa Mezzanine Holdings LLC, Initial Loan 1st Lien, 6.81%, 11/26/2021	$1,892,273	1,906,465
Sequa Mezzanine Holdings LLC, Initial Loan 2nd Lien, L+ 9.00%, 04/28/2022 (c)	1,291,251	1,317,076
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan, 4.98%, 07/07/2022	1,739,759	1,753,173
		14,098,750
Automotive 0.7%
Bright Bidco B.V., 1st Lien Term Loan B, 5.50%, 06/28/2024	1,481,481	1,500,459
CH Hold Corporation, 2nd Lien Term Loan, 8.48%, 02/01/2025	1,464,592	1,499,376
		2,999,835
Banking, Finance, Insurance & Real Estate 2.2%
Asurion, LLC, 2017 2nd Lien Term Loan, L+ 6.00%, 07/14/2025 (c)	2,549,695	2,612,647
Asurion, LLC, 2nd Lien Term Loan, 8.73%, 03/03/2021	3,000,000	3,003,750
Asurion, LLC, Incremental B-5 1st Lien Term Loan, 4.23%, 11/03/2023	1,955,175	1,969,839
Gulf Finance, LLC, Tranche B 1st Lien Term Loan, 6.55%, 08/25/2023	1,466,559	1,411,563
		8,997,799
Beverage, Food and Tobacco 0.5%
Candy Intermediate Holdings, Inc., Initial 1st Lien Term Loan, 5.80%, 06/15/2023	2,004,113	1,962,367

Business Equipment & Services 0.5%
CCC Information Services, Inc., 1st Lien Term Loan, 4.24%, 04/29/2024	499,875	500,815
CCC Information Services, Inc., 2nd Lien Term Loan, 7.98%, 04/28/2025	1,425,532	1,465,632
		1,966,447
Chemicals, Plastics & Rubber 1.5%
HII Holding Corporation, 1st Lien U.S. Term Loan, 4.55%, 12/20/2019	991,733	993,796
HII Holding Corporation, 2nd Lien Term Loan, 9.80%, 12/21/2020	1,500,000	1,520,625
Kraton Polymers, LLC, Initial 1st Lien Term Loan, 5.23%, 01/06/2022	2,426,448	2,444,646
PQ Corporation, Tranche B-1 1st Lien Term Loan, 5.56%, 11/04/2022	1,234,452	1,239,390
		6,198,457
Construction & Building 1.0%
Fairmount Santrol Inc. (fka Fairmount Minerals, Ltd.), New Tranche B-2 1st Lien Term Loan, 4.80%, 09/05/2019	2,339,940	2,192,524
Forterra Finance, LLC, 1st Lien Term Loan B, L+ 3.00%, 10/25/2023 (c)	2,096,859	2,012,104
		4,204,628
Consumer Goods: Durable 0.8%
Comfort Holding, LLC, 1st Lien Term Loan, 5.89%, 02/05/2024	946,994	879,520
Comfort Holding, LLC, 2nd Lien Term Loan, 11.14%, 02/03/2025	1,263,158	1,035,790
Unifrax I LLC, Initial USD 1st Lien Term Loan, 5.05%, 04/04/2024	1,483,871	1,498,710
		3,414,020
Consumer Goods: Non-Durable 0.7%
Diamond (BC) B.V., EUR 1st Lien Term Loan, L+ 3.25%, 07/25/2024 (c)	€1,363,636	1,620,583
Diamond (BC) B.V., USD 1st Lien Term Loan, L+ 3.00%, 07/25/2024 (c)	$1,258,065	1,259,109
		2,879,692
Containers, Packaging & Glass 1.0%
Berlin Packaging, LLC, Initial 2nd Lien Term Loan, 7.98%, 09/30/2022	750,000	759,375
BWAY Holding Company, Initial 1st Lien Term Loan, 4.47%, 04/03/2024	1,500,000	1,507,500

	Principal Amount	Value (a)
Senior Loans (b) (continued)
Containers, Packaging & Glass (continued)
Fort Dearborn Holding Company, Inc., Initial 2nd Lien Term Loan, 9.80%, 10/21/2024	$625,000	$620,312
Pregis Holding I Corporation, Term Loan, 4.80%, 05/20/2021	1,350,457	1,350,457
		4,237,644
Energy: Oil & Gas 3.9%
BCP Raptor, LLC, 1st Lien Term Loan B, 5.51%, 06/24/2024	2,100,000	2,107,875
California Resources Corporation, Initial 1st Lien Loan, 11.60%, 12/31/2021	1,925,000	2,070,337
Chesapeake Energy Corp., Class A 1st Lien Term Loan, 8.69%, 08/23/2021	4,750,000	5,095,562
Chief Exploration & Development, LLC, 2nd Lien Term Loan, L+ 6.50%, 05/16/2021 (c)	480,000	466,402
Foresight Energy, LLC, 1st Lien Term Loan, 7.05%, 03/28/2022	1,620,938	1,562,179
FTS International, Inc., Initial 1st Lien Term Loan, 5.98%, 04/16/2021	2,875,000	2,472,500
MEG Energy Corporation, 1st Lien Term Loan B, 4.73%, 12/31/2023	1,416,698	1,408,736
Pardus Oil & Gas, LLC, 2nd Lien Term Loan, 5.00%, 05/13/2022 (d),(e)	164,252	—
Pardus Oil & Gas, LLC, Tranche A 1st Lien Term Loan, 13.00%, 11/12/2021 (d),(e)	318,334	149,617
Pardus Oil & Gas, LLC, Tranche B 1st Lien Term Loan, 13.00%, 11/12/2021 (d),(e),(j)	107,898	(57,186)
Summit Midstream Partners Holdings, LLC, 1st Lien Term Loan B, 7.23%, 05/13/2022	1,428,571	1,451,786
		16,727,808
Healthcare & Pharmaceuticals 3.1%
Albany Molecular Research, Inc., 1st Lien Term Loan, L+ 3.25%, 07/28/2024 (c)	1,975,806	1,990,625
Albany Molecular Research, Inc., 2nd Lien Term Loan, L+ 7.00%, 07/19/2025 (c)	955,707	972,431
Envigo Holdings, Inc., EUR 2017 1st Lien Term Loan, 9.80%, 11/03/2021	1,148,129	1,131,860
Ethypharm SA, 1st Lien Term Loan B, (France), 3.50%, 07/21/2023	€1,112,582	1,329,358
Immucor, Inc., Extended 1st Lien Term Loan B, 6.24%, 06/15/2021	$2,928,367	2,966,201
Press Ganey Holdings, Inc., Initial 1st Lien Term Loan, 4.48%, 10/21/2023	1,741,250	1,751,053
Press Ganey Holdings, Inc., Initial 2nd Lien Loan, 8.48%, 10/21/2024	705,094	720,077
Radnet Management, Inc., 2nd Lien Term Loan, 8.30%, 03/25/2021	1,809,967	1,819,017
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B, Series F-1, 5.98%, 04/01/2022	186,920	190,382
		12,871,004
High Tech Industries 4.8%
Applied Systems, Inc., 2nd Lien Term Loan, 7.80%, 01/24/2022	1,990,953	2,012,734
Cologix Holdings, Inc., 2nd Lien Term Loan, 8.23%, 03/20/2025	2,400,000	2,422,512
Colorado Buyer, Inc., 2nd Lien Term Loan, 8.42%, 05/01/2025	1,057,692	1,070,913
Integrated Device Technology, Inc., 1st Lien Term Loan B, 4.23%, 04/04/2024	1,359,609	1,363,008
Kemet Corporation, 1st Lien Term Loan B, 7.23%, 04/26/2024	2,045,415	2,053,085
Oberthur Technologies Holding SAS (fka OT Frenchco 1 SAS), Facility B-1 EUR 1st Lien, (France), 3.75%, 01/10/2024	€765,343	898,444
Oberthur Technologies Holding SAS (fka OT Frenchco 1 SAS), Facility B-2 EUR 1st Lien, (France), 3.75%, 01/10/2024	1,234,657	1,449,376
Rocket Software, Inc., 1st Lien Term Loan, 5.55%, 10/14/2023	$1,246,512	1,257,681
Rocket Software, Inc., 2nd Lien Term Loan, 10.80%, 10/11/2024	1,103,014	1,103,014
Techem AG GmbH, EUR 1st Lien Term Loan B, L+ 3.25%, 07/28/2024 (c)	€2,666,667	3,180,719
Tibco Software, Inc., 1st Lien Term Loan B, 144A, 4.73%, 12/04/2020	$1,618,433	1,626,234
Veritas US, Ltd., Repriced 1st Lien Term Loan B, 5.80%, 01/27/2023	1,496,250	1,512,709
		19,950,429
Hotel, Gaming & Leisure 0.9%
Affinity Gaming, LLC, 2nd Lien Term Loan, 9.48%, 01/31/2025	2,000,000	2,025,000
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B, 5.23%, 10/13/2023	1,496,241	1,513,388
		3,538,388
Industrials 0.3%
Dynacast International, LLC, 1st Lien Term Loan B-1, 4.55%, 01/28/2022	1,068,271	1,076,283

Media: Advertising, Printing & Publishing 1.2%
Harland Clarke Holdings Corporation, 1st Lien Term Loan B6, 6.80%, 02/09/2022	2,484,277	2,494,835
Lee Enterprises, Inc., 1st Lien Term Loan, 7.48%, 03/31/2019	291,554	291,190
LSC Communications, Inc., 1st Lien Term Loan B, 7.23%, 09/30/2022	833,333	837,500

	Principal Amount	Value (a)
Senior Loans (b) (continued)
Media: Advertising, Printing & Publishing (continued)
Tribune Publishing Company, Initial 1st Lien Term Loan, 5.98%, 08/04/2021	$1,380,000	$1,380,869
		5,004,394
Media: Diversified & Production 1.5%
Delta 2 (LUX) Sarl, 1st Lien Facility B-3 USD, (Luxembourg), L+ 3.25%, 02/01/2024 (c)	1,820,513	1,829,943
Delta 2 (LUX) Sarl, 2nd Lien Term Loan, (Luxembourg), 8.00%, 07/29/2022	300,000	300,321
Equinox Holdings, Inc., 1st Lien Term Loan B, 4.48%, 03/08/2024	1,995,000	2,009,464
Equinox Holdings, Inc., 2nd Lien Term Loan, 8.23%, 09/08/2024	2,050,000	2,085,875
		6,225,603
Metals & Mining 1.7%
Murray Energy Holdings Co, 1st Lien Term Loan B-2, 8.55%, 04/16/2020	3,452,072	3,352,824
Peabody Energy Corporation, 1st Lien Exit Term Loan, 5.73%, 03/31/2022	2,822,004	2,845,286
Zekelman Industries, Inc., 1st Lien Term Loan, 4.79%, 06/14/2021	594,015	596,985
		6,795,095
Printing and Publishing 0.7%
Dex Media, Inc., Closing Date 1st Lien Loan, 11.23%, 07/29/2021	2,928,110	3,015,953

Retail 4.6%
Academy, Ltd., Initial 1st Lien Term Loan, 5.22%, 07/01/2022	1,500,000	1,172,340
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 8.71%, 02/03/2025	1,724,138	1,678,879
GOBP Holdings, Inc., 1st Lien Term Loan B, 4.80%, 10/21/2021	2,206,502	2,189,953
GOBP Holdings, Inc., 2nd Lien Term Loan, 9.55%, 10/21/2022	2,500,000	2,510,425
Harbor Freight Tools USA, Inc., Initial 1st Lien Loan, 4.48%, 08/18/2023	3,637,444	3,652,394
J.C. Penney Corp., Inc., Initial 1st Lien Loan, 5.45%, 06/23/2023	2,437,500	2,421,510
Petco Animal Supplies, Inc., 1st Lien Term Loan B, 4.31%, 01/26/2023	2,462,500	2,225,928
Rite Aid Corporation, 2nd Priority Tranche 1 Term Loan, 5.99%, 08/21/2020	3,000,000	3,037,500
True Religion Apparel, Inc., Initial 2nd Lien Term Loan, 11.02%, 01/30/2020 (d) (e)	1,369,565	54,782
		18,943,711
Services: Business 0.8%
CASMAR (Australia) PTY, Ltd., Initial 1st Lien Term USD Loan, (Australia), 5.80%, 12/07/2023	882,413	891,237
Solera, LLC, 2017 USD 1st Lien Term Loan B, 4.51%, 03/03/2023	1,481,251	1,490,598
Xerox Business Services, LLC, 1st Lien Term Loan B, 5.23%, 12/07/2023	995,000	1,006,442
		3,388,277
Services: Consumer 0.6%
General Nutrition Centers, Inc., New 1st Lien Term Loan B, L+ 2.50%, 03/04/2019 (c)	1,785,115	1,712,960
St George’s University, 1st Lien Term Loan, 5.49%, 07/06/2022	649,470	652,718
		2,365,678
Technology 0.6%
Allflex Holdings III, Inc., (U.S.), Initial 2nd Lien Term Loan, 8.31%, 07/19/2021	2,452,830	2,463,058

Telecommunications 1.4%
Coral-US Co-Borrower, LLC, Add on 1st Lien Term Loan B-3, L+ 3.50%, 01/31/2025 (c)	2,635,417	2,635,417
Windstream Services, LLC, Tranche B-6 1st Lien Term Loan, 5.23%, 03/29/2021	2,977,500	2,944,003
		5,579,420
Total Senior Loans (Cost: $158,787,660)		158,904,740

Corporate Bonds 64.9%
Aerospace and Defense 2.3%
Air Methods Corp., 144A, 8.00%, 05/15/2025	2,491,000	2,469,204

	Principal Amount	Value (a)
Corporate Bonds (continued)
Aerospace and Defense (continued)
Bombardier, Inc., 144A, (Canada), 8.75%, 12/01/2021	$2,250,000	$2,553,750
Engility Corporation, 8.88%, 09/01/2024	1,696,000	1,840,160
Leidos, Inc., 7.13%, 07/01/2032	2,500,000	2,778,125
		9,641,239
Automotive 1.0%
Dana Financing Luxembourg Sarl, 144A, (Luxembourg), 6.50%, 06/01/2026	1,500,000	1,606,875
Navistar International Corporation, 8.25%, 11/01/2021	2,500,000	2,520,313
		4,127,188
Banking, Finance, Insurance & Real Estate 3.4%
Ally Financial, Inc., 7.50%, 09/15/2020	2,500,000	2,831,250
Builders FirstSource, Inc., 144A, 10.75%, 08/15/2023	5,500,000	6,338,750
Summit Materials, LLC / Summit Materials Finance Corporation, 8.50%, 04/15/2022	4,325,000	4,865,625
		14,035,625
Beverage, Food and Tobacco 1.8%
Boparan Finance PLC, 144A, 5.50%, 07/15/2021 (i)	£1,000,000	1,299,984
Clearwater Seafoods, Inc., 144A, (Great Britain), 6.88%, 05/01/2025	$600,000	640,500
Iceland Bondco PLC, 144A, (Great Britain), 6.25%, 07/15/2021	£1,500,000	2,058,732
Premier Foods Finance PLC, 144A, 5.36%, 07/15/2022 (f)	1,200,000	1,589,183
Simmons Foods, Inc., 144A, 7.88%, 10/01/2021	$1,825,000	1,945,906
		7,534,305
Capital Equipment 0.4%
Welbilt, Inc., 9.50%, 02/15/2024	1,488,000	1,729,800

Chemicals, Plastics & Rubber 3.9%
GCP Applied Technologies, 144A, 9.50%, 02/01/2023	5,875,000	6,690,156
Kraton Polymers, LLC / Kraton Polymers Capital Corporation, 144A, 7.00%, 04/15/2025	909,000	977,175
Kraton Polymers, LLC / Kraton Polymers Capital Corporation, 144A, 10.50%, 04/15/2023	1,750,000	2,034,375
Tronox Finance, LLC, 6.38%, 08/15/2020	750,000	753,750
Tronox Finance, LLC, 144A, 7.50%, 03/15/2022	3,250,000	3,404,375
Venator Finance Sarl / Venator Materials Corporation, 144A, 5.75%, 07/15/2025	2,000,000	2,055,000
		15,914,831
Construction & Building 0.5%
International Lease Finance Corp., 8.88%, 09/01/2017	2,000,000	2,011,382

Consumer Goods: Durable 1.5%
Manitowoc Co, Inc., 144A, 12.75%, 08/15/2021	1,470,000	1,661,100
Nature’s Bounty Co., 144A, 7.63%, 05/15/2021	1,500,000	1,616,250
Spectrum Brands, Inc., 6.63%, 11/15/2022	2,975,000	3,112,594
		6,389,944
Containers, Packaging & Glass 2.6%
Ardagh Packaging Finance PLC, 144A, (Ireland), 7.25%, 05/15/2024	3,000,000	3,311,250
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	3,350,000	3,927,875
Guala Closures SpA, 144A, (Italy), 4.75%, 11/15/2021 (f)	€3,000,000	3,589,915
		10,829,040
Energy: Oil & Gas 10.0%
Continental Resources, Inc., 5.00%, 09/15/2022	$1,000,000	990,620
Denbury Resources, Inc., 144A, 9.00%, 05/15/2021	3,750,000	3,571,875
Energy Transfer Equity, L.P., 7.50%, 10/15/2020	3,135,000	3,542,550
Extraction Oil & Gas, Inc., 144A, 7.38%, 05/15/2024 (i)	1,143,000	1,178,719
Extraction Oil & Gas, Inc., 144A, 7.88%, 07/15/2021	3,000,000	3,131,250

	Principal Amount	Value (a)
Corporate Bonds (continued)
Energy: Oil & Gas (continued)
Foresight Energy, LLC, 144A, 11.50%, 04/01/2023	$2,250,000	$2,120,625
FTS International, Inc., 6.25%, 05/01/2022	500,000	433,750
FTS International, Inc., 144A, 8.75%, 06/15/2020 (f)	1,975,000	2,004,625
Gibson Energy, Inc., 144A, (Canada), 6.75%, 07/15/2021	825,000	851,812
Laredo Petroleum, Inc., 7.38%, 05/01/2022	4,475,000	4,637,219
MEG Energy Corp., 144A, (Canada), 6.50%, 01/15/2025	780,000	754,650
MEG Energy Corp., 144A, (Canada), 7.00%, 03/31/2024	1,000,000	822,500
Midstates Petroleum Company, Inc., 9.25%, 06/01/2021	3,500,000	—
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020	2,000,000	—
Newfield Exploration Co, 5.63%, 07/01/2024	2,000,000	2,097,500
Rowan Cos, Inc., 7.38%, 06/15/2025	3,000,000	2,827,500
Targa Resources Partners L.P., 6.75%, 03/15/2024	1,500,000	1,623,750
Weatherford International, Ltd., 9.63%, 03/01/2019	1,000,000	1,080,000
Weatherford International, Ltd., 144A, 9.88%, 02/15/2024	1,766,000	1,894,035
Williams Cos, Inc., 7.88%, 09/01/2021	1,250,000	1,462,500
Williams Cos, Inc., 8.75%, 03/15/2032	2,500,000	3,218,750
WPX Energy, Inc., 7.50%, 08/01/2020	2,736,000	2,927,520
		41,171,750
Healthcare & Pharmaceuticals 5.0%
DJO Finance, LLC, 144A, 8.13%, 06/15/2021	3,163,000	2,981,127
Greatbatch, Ltd., 144A, 9.13%, 11/01/2023	1,500,000	1,645,695
HCA, Inc., 5.25%, 04/15/2025	1,500,000	1,627,500
IASIS Healthcare, LLC, 8.38%, 05/15/2019	2,500,000	2,509,375
Immucor, Inc., 144A, 11.13%, 02/15/2022	2,750,000	2,877,875
MPH Acquisition Holdings, LLC, 144A, 7.13%, 06/01/2024	1,250,000	1,353,125
Tenet Healthcare Corporation, 8.00%, 08/01/2020	2,250,000	2,286,562
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 08/15/2021	1,250,000	1,181,250
Valeant Pharmaceuticals International, Inc., 144A, 7.00%, 10/01/2020	1,000,000	987,500
Valeant Pharmaceuticals International, Inc., 144A, (Canada), 6.13%, 04/15/2025	500,000	425,625
Valeant Pharmaceuticals International, Inc., 144A, (Canada), 6.75%, 08/15/2018	510,000	510,638
Valeant Pharmaceuticals International, Inc., 144A, (Canada), 7.50%, 07/15/2021	2,250,000	2,188,125
		20,574,397
High Tech Industries 3.6%
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	1,100,000	1,200,375
Genesys Telecommunications Laboratories Inc, 144A, 10.00%, 11/30/2024	3,500,000	3,972,500
Microsemi Corporation, 144A, 9.13%, 04/15/2023	2,931,000	3,370,650
TIBCO Software, Inc., 144A, 11.38%, 12/01/2021	1,000,000	1,098,750
Veritas US, Inc. / Veritas Bermuda, Ltd., 144A, 10.50%, 02/01/2024	2,000,000	2,215,000
Western Digital Corporation, 10.50%, 04/01/2024	1,500,000	1,775,625
Western Digital Corporation, 144A, 7.38%, 04/01/2023	1,000,000	1,097,500
		14,730,400
Hotel, Gaming & Leisure 1.6%
Jack Ohio Finance, LLC, 144A, 6.75%, 11/15/2021	1,000,000	1,042,500
Jack Ohio Finance, LLC, 144A, 10.25%, 11/15/2022	1,865,000	2,051,500
MGM Resorts International, 8.63%, 02/01/2019	1,000,000	1,097,500
Mohegan Tribal Gaming Authority, 144A, 7.88%, 10/15/2024	2,222,000	2,346,988
		6,538,488
Media: Advertising, Printing & Publishing 2.2%
EMI Music Publishing Group North America Holdings, Inc., 144A, 7.63%, 06/15/2024	2,900,000	3,219,000
Harland Clarke Holdings Corporation, 144A, 9.25%, 03/01/2021	1,250,000	1,228,125
Lee Enterprises, Inc., 144A, 9.50%, 03/15/2022	4,375,000	4,522,656
		8,969,781

	Principal Amount	Value (a)
Corporate Bonds (continued)
Media: Broadcasting & Subscription 9.8%
Altice Financing S.A., 144A, (Luxembourg), 6.63%, 02/15/2023	$1,000,000	$1,059,375
Altice Financing S.A., 144A, (Luxembourg), 7.50%, 05/15/2026	2,000,000	2,217,600
Belo Corp., 7.25%, 09/15/2027	5,000,000	5,693,750
CSC Holdings, LLC, 8.63%, 09/15/2017	2,053,000	2,065,831
CSC Holdings, LLC, 8.63%, 02/15/2019	2,000,000	2,190,000
CSC Holdings, LLC, 144A, 10.88%, 10/15/2025	1,260,000	1,571,850
Lamar Media Corp., 5.38%, 01/15/2024	2,000,000	2,105,000
Midcontinent Communications, 144A, 6.88%, 08/15/2023	1,750,000	1,896,825
SFR Group SA, 144A, (France), 7.38%, 05/01/2026	5,000,000	5,412,500
Sinclair Television Group, Inc., 6.13%, 10/01/2022	2,000,000	2,070,000
Sirius XM Radio, Inc., 144A, 5.38%, 04/15/2025	1,500,000	1,575,000
Tribune Media Co, 5.88%, 07/15/2022	3,000,000	3,142,500
Univision Communications, Inc., 144A, 6.75%, 09/15/2022	2,000,000	2,077,500
Virgin Media Secured Finance PLC, 144A, (Great Britain), 5.25%, 01/15/2026	2,000,000	2,080,000
Wave Holdco LLC, 144A, PIK, 8.25%, 07/15/2019 (g)	1,000,000	1,010,500
WaveDivision Escrow, LLC, 144A, 8.13%, 09/01/2020	4,000,000	4,120,000
		40,288,231
Media: Diversified & Production 0.7%
Life Time Fitness, Inc.,144A, 8.50%, 06/15/2023	2,745,000	2,926,856

Metals & Mining 8.2%
Anglo American Capital PLC, 144A, (Great Britain), 9.38%, 04/08/2019	6,000,000	6,703,140
Constellium NV, 144A, (Netherlands), 8.00%, 01/15/2023	2,500,000	2,631,250
First Quantum Minerals, Ltd., 144A, (Canada), 7.25%, 04/01/2023	2,500,000	2,575,000
First Quantum Minerals, Ltd., 144A, (Canada), 7.50%, 04/01/2025	1,500,000	1,539,750
FMG Resources August 2006 Pty, Ltd., 144A, (Australia), 9.75%, 03/01/2022	5,250,000	5,965,050
Freeport-McMoRan, Inc., 6.50%, 11/15/2020	1,500,000	1,543,125
Freeport-McMoRan, Inc., 6.88%, 02/15/2023	1,500,000	1,627,500
Grinding Media, Inc., 144A, 7.38%, 12/15/2023	1,100,000	1,185,250
Hudbay Minerals, Inc., 144A, (Canada), 7.63%, 01/15/2025	3,000,000	3,292,500
Murray Energy Corp, 144A, 11.25%, 04/15/2021	2,000,000	1,518,380
Peabody Energy Corporation, 144A, 6.00%, 03/31/2022	960,000	979,200
Peabody Energy Corporation, 144A, 6.38%, 03/31/2025	350,000	353,500
Teck Resources, Ltd., 144A, (Canada), 8.50%, 06/01/2024	1,500,000	1,740,000
Zekelman Industries, Inc., 144A, 9.88%, 06/15/2023	1,850,000	2,095,125
		33,748,770
Retail 1.9%
JC Penney Corporation, Inc., 8.13%, 10/01/2019	923,000	1,007,224
L Brands, Inc., 6.75%, 07/01/2036	1,000,000	950,000
L Brands, Inc., 8.50%, 06/15/2019	4,000,000	4,410,000
PetSmart, Inc., 144A, 8.88%, 06/01/2025	1,443,000	1,367,242
		7,734,466
Services: Business 1.8%
Ashtead Capital, Inc., 144A, 6.50%, 07/15/2022	2,000,000	2,075,000
Conduent Finance, Inc., 144A, 10.50%, 12/15/2024	1,750,000	2,047,500
Solera, LLC, 144A, 10.50%, 03/01/2024	3,000,000	3,450,000
		7,572,500
Telecommunications 1.2%
Digicel Group, Ltd., 144A, (Bermuda), 8.25%, 09/30/2020	2,750,000	2,636,563
Sprint Communications Inc., 6.90%, 05/01/2019	1,000,000	1,063,750
Sprint Corp., 7.63%, 02/15/2025	1,000,000	1,127,500
		4,827,813

	Principal Amount	Value (a)
Corporate Bonds (continued)
Transportation: Consumer 0.5%
Air Medical Group Holdings, Inc., 144A, 6.38%, 05/15/2023	$2,000,000	$1,920,000

Utilities: Electric 1.0%
Dynegy, Inc., 7.63%, 11/01/2024	1,250,000	1,232,813
Dynegy, Inc., 144A, 8.00%, 01/15/2025	1,500,000	1,485,000
NRG Energy, Inc., 7.25%, 05/15/2026	1,375,000	1,454,062
NRG Energy, Inc., 7.88%, 05/15/2021	142,000	146,260
		4,318,135
Total Corporate Bonds (Cost: $257,862,169)		267,534,941

Collateralized Loan Obligations 36.7% (h)
Collateralized Loan Obligations — Debt 27.4%
AMMC CLO XIX, Ltd., (Cayman Islands), 8.30%, 10/15/2028 (f)	2,000,000	2,022,676
AMMC CLO XIII, Ltd., (Cayman Islands), 8.26%, 07/24/2029 (f)	2,000,000	2,000,000
AMMC CLO XIV, Ltd., (Cayman Islands), 8.66%, 07/25/2029 (f)	1,250,000	1,249,963
Apidos CLO XI, Ltd., (Cayman Islands), 8.95%, 01/17/2028 (f)	1,500,000	1,528,773
Atlas Senior Loan Fund IV, Ltd., (Cayman Islands), 5.88%, 02/17/2026 (f)	2,000,000	1,946,226
Atlas Senior Loan Fund VI, Ltd., (Cayman Islands), 6.50%, 10/15/2026 (f)	1,000,000	981,181
Avery Point VII CLO, Ltd., (Cayman Islands), 7.90%, 01/15/2028 (f)	350,000	355,357
Babson CLO, Ltd. 2016-1, (Cayman Islands), 7.86%, 04/23/2027 (f)	2,000,000	2,014,958
Bain Capital Credit CLO 2016-2, (Cayman Islands), 8.34%, 01/15/2029 (f)	2,000,000	2,035,834
Benefit Street Partners CLO IV, Ltd., (Cayman Islands), 8.56%, 01/20/2029 (f)	2,500,000	2,558,132
Cent CLO XVIII, Ltd., (Cayman Islands), 5.91%, 07/23/2025 (f)	3,000,000	2,881,068
Clear Creek CLO, Ltd., (Cayman Islands), 7.06%, 04/20/2027 (f)	1,000,000	1,000,077
Crestline Denali CLO XV, Ltd., (Cayman Islands), 8.54%, 04/20/2030 (f)	3,875,000	3,796,349
restricted	1,000,000	941,729
Denali Capital CLO XI, Ltd., 2015-1A E, (Cayman Islands), 7.26%, 04/20/2027 (f)	2,000,000	1,765,884
Denali Capital CLO XI, Ltd., 2015-1X D, (Cayman Islands), 6.76%, 04/20/2027 (f)	460,000	433,195
Denali Capital CLO XII, Ltd., 2016-1A E, (Cayman Islands), 9.05%, 04/15/2028 (f)	5,000,000	5,010,025
Dorchester Park CLO, Ltd., (Ireland), 7.56%, 01/20/2027 (f)	4,000,000	3,787,504
Dryden XLII Senior Loan Fund, (Cayman Islands), 8.55%, 07/15/2027 (f)	1,500,000	1,514,551
Galaxy XX CLO, Ltd., (Cayman Islands), 6.81%, 07/20/2027 (f)	3,500,000	3,456,747
Goldentree Loan Opportunities XI, Ltd., (Cayman Islands), 6.85%, 04/18/2027 (f)	1,000,000	1,000,221
Halcyon Loan Advisors Funding 2015-1, Ltd., (Cayman Islands), 6.96%, 04/20/2027 (f)	750,000	719,861
Halcyon Loan Advisors Funding 2015-3, Ltd., (Cayman Islands), 7.25%, 10/18/2027 (f)	2,500,000	2,402,782
Highbridge Loan Management 2015-7, Ltd., (Cayman Islands), 8.68%, 11/15/2026 (f)	650,000	650,146
Jamestown CLO IV, Ltd., (Cayman Islands), 6.30%, 07/15/2026 (f)	2,000,000	1,846,526
Jamestown CLO VI, Ltd., (Cayman Islands), 5.92%, 02/20/2027 (f)	900,000	854,863
LCM XV, L.P., (Cayman Islands), 7.69%, 07/20/2030 (f)	1,850,000	1,849,549
LCM XXIII, Ltd., (Cayman Islands), 8.36%, 10/20/2029 (f)	3,000,000	3,061,290
Magnetite XIV, Ltd., (Cayman Islands), 7.80%, 07/18/2028 (f)	4,000,000	3,767,520
Mountain Hawk III CLO, Ltd., (Cayman Islands), 6.15%, 04/18/2025 (f)	2,000,000	1,855,620
Oaktree CLO 2014-1, (Cayman Islands), 7.48%, 05/13/2029 (f)	5,000,000	4,742,610
Octagon Investment Partners XXVIII, Ltd., (Cayman Islands), 7.81%, 10/24/2027 (f)	2,000,000	2,005,852
Octagon Investment Partners XV, Ltd., (Cayman Islands), 8.31%, 07/19/2030 (f)	1,500,000	1,500,000
OHA Credit Partners VII, Ltd., (Cayman Islands), 8.67%, 11/20/2027 (f)	2,850,000	2,899,681
OHA Credit Partners XI, Ltd., (Cayman Islands), 9.41%, 10/20/2028 (f)	2,000,000	2,007,796
OZLM XI, Ltd., (Cayman Islands), 6.71%, 01/30/2027 (f)	1,250,000	1,229,768
OZLM XIV, Ltd., (Cayman Islands), 7.65%, 01/15/2029 (f)	4,500,000	4,512,163
Silver Creek CLO, Ltd., (Cayman Islands), 6.56%, 07/20/2030 (f)	1,000,000	953,600
Steele Creek CLO 2015-1, Ltd., (Cayman Islands), 10.02%, 05/21/2029 (f)	3,000,000	2,972,268
Steele Creek CLO 2016-1, Ltd., (Cayman Islands), 8.00%, 06/15/2028 (f)	3,000,000	3,000,963
TCI-Cent CLO 2016-1, Ltd., (Cayman Islands), 8.07%, 12/21/2029 (f)	2,000,000	2,015,578
THL Credit Wind River 2015-2 CLO, Ltd., (Cayman Islands), 9.10%, 10/15/2027 (f)	2,000,000	1,999,864
THL Credit Wind River 2015-2 CLO, Ltd., (Cayman Islands), 7.00%, 10/15/2027 (f)	4,000,000	3,988,480

	Principal Amount	Value (a)
Collateralized Loan Obligations (h) (continued)
Collateralized Loan Obligations — Debt (continued)
THL Credit Wind River 2016-1 CLO, Ltd., (Cayman Islands), 8.80%, 07/15/2028 (f)	$3,500,000	$3,543,715
THL Credit Wind River 2016-2 CLO, Ltd. , (Cayman Islands), 7.65%, 11/01/2028 (f)	1,750,000	1,755,878
TICP CLO III, Ltd, (Cayman Islands), 6.86%, 01/20/2027 (f)	4,000,000	3,904,528
Venture CDO, Ltd., (Cayman Islands), 7.47%, 10/20/2029 (f)	1,000,000	950,000
Venture XXIV CLO, Ltd., (Cayman Islands), 8.03%, 10/20/2028 (f)	700,000	701,778
Venture XXVII CLO, Ltd., (Cayman Islands), 7.53%, 07/20/2030 (f)	2,025,000	1,975,871
Voya CLO 2017-3, Ltd., (Cayman Islands), 7.52%, 07/20/2030 (f)	1,950,000	1,922,581
Wellfleet CLO 2015-1, Ltd., (Cayman Islands), 8.66%, 10/20/2027 (f)	1,500,000	1,444,613
Wellfleet CLO 2016-2, Ltd., (Cayman Islands), 8.31%, 10/20/2028 (f)	1,000,000	1,011,776
West CLO 2014-2, Ltd., (Cayman Islands), 7.34%, 01/16/2027 (f)	2,750,000	2,513,893
		112,841,863
Collateralized Loan Obligations — Equity 9.3%
Atlas Senior Loan Fund III, Ltd., (Cayman Islands), 08/18/2025	1,500,000	660,386
Atrium CLO VII, (Cayman Islands), 11/16/2022	1,600,000	9,600
Carlyle Global Market Strategies CLO 2013-4, Ltd., (Cayman Islands), 10/15/2025	1,259,000	653,908
Carlyle Global Market Strategies CLO 2014-3, Ltd., (Cayman Islands), 07/27/2026	1,000,000	733,808
Carlyle US CLO 2017-3, Ltd., (Cayman Islands), 07/20/2029 (i)	1,750,000	1,575,000
Cedar Funding IV CLO, Ltd., (Cayman Islands), 10/23/2026	4,000,000	3,797,740
Cedar Funding V CLO, Ltd., (Cayman Islands), 07/17/2028	1,500,000	1,253,447
Cedar Funding VI CLO, Ltd., (Cayman Islands), 10/20/2028	2,000,000	1,826,068
Dryden XXXVII Senior Loan Fund, (Cayman Islands), 04/15/2027	1,000,000	714,805
Goldentree Loan Opportunities VI, Ltd., (Cayman Islands), 04/17/2022 (e)	1,500,000	—
Halcyon Loan Advisors Funding 2017-1, Ltd., (Cayman Islands), 06/25/2029	1,750,000	1,532,832
LCM XII, L.P., (Cayman Islands), 10/19/2022	1,000,000	529,530
LCM XIII, L.P., (Cayman Islands), 01/19/2023	2,175,000	1,338,869
LCM XV, L.P., (Cayman Islands), 08/25/2024	5,875,000	3,554,381
LCM XXIII, Ltd., (Cayman Islands), 10/20/2029	3,100,000	2,427,049
Madison Park Funding IV, Ltd., (Cayman Islands), 03/22/2021	3,700,000	4,616,671
Madison Park Funding XII, Ltd., (Cayman Islands), 07/20/2026	4,000,000	2,787,068
Oaktree CLO, Ltd. 2015-1A, (Cayman Islands), 10/20/2027	4,000,000	2,800,276
OHA Credit Partners VII, Ltd., (Cayman Islands), 11/20/2027	2,000,000	1,479,330
OHA Loan Funding 2013-1, Ltd., (Cayman Islands), 07/23/2025	3,000,000	1,852,149
Race Point VIII CLO, Ltd., (Cayman Islands), 02/20/2030	3,000,000	1,776,300
Vibrant CLO VI, Ltd., (Cayman Islands), 06/20/2029	1,500,000	1,392,470
Voya CLO 2017-2, (Cayman Islands), 06/07/2030	1,000,000	904,727
West CLO 2013-1, Ltd., (Cayman Islands), 11/07/2025	500,000	239,429
		38,455,843
Total Collateralized Loan Obligations (Cost: $143,031,489)		151,297,706

	Shares
Common Stocks 1.7%
Energy: Oil & Gas 1.1%
Energy & Exploration Partners, LLC, (e) (k)	402	—
Halcon Resources Corp., (k)	292,519	1,918,925
Templar Energy, LLC, Class A Common Equity,	145,457	581,827
Templar Energy, LLC, Class A Preferred Equity,	216,949	2,006,782
		4,507,534
Printing and Publishing 0.3%
Dex Media, Inc., (k)	266,744	1,160,336

Services: Business 0.3%
Affinion Group Holdings, Inc., (k)	87,683	1,139,879
Total Common Stocks (Cost: $15,117,709)		6,807,749

	Principal Amount	Value (a)
Warrants 0.0%
Energy: Oil & Gas 0.0%
Midstates Petroleum Company, Inc., (e)(k)	$17,882	$2,146

Total Investments - 141.8% (Cost: $576,030,157)		$584,547,282
Liabilities in Excess of Other Assets - (41.8%)		(172,233,429)
Net Assets - 100.0%		$412,313,853

Footnotes:

(a)              Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates.  All investments are in United States enterprises unless otherwise noted.

(b)              Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule.  Stated interest rates in this schedule represents the “all-in” rate as of July 31, 2017.

(c)               This position or a portion of this position represents an unsettled loan purchase.  The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)              See Note 3 regarding defaulted securities.

(e)               Security valued at fair value using methods determined in good faith by or under the direction of the board of directors.

(f)                Variable rate coupon rate shown as of July 31, 2017.

(g)               Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(h)              Collateralized Loan Obligations are all issued as 144A securities.

(i)                  When-Issued or delayed delivery security based on typical market settlement convention for such security.

(j)                 Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.

(k)              Non-income producing security as of July 31, 2017.

As of July 31, 2017, the aggregate cost of securities for Federal income tax purposes was $576,048,871.
Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$23,781,175
Gross unrealized depreciation	(15,282,764)
Net unrealized appreciation	$8,498,411

Abbreviations:

144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CDO  Collateralized Debt Obligation

CLO  Collateralized Loan Obligation

Currencies:

€                      Euro Currency

£                      British Pounds

$                      U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

July 31, 2017 (Unaudited)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc.  (NYSE: ARDC) (“ARDC” or “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, non-diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company (“RIC”), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.  Ares Capital Management II LLC (the ‘‘Adviser’’) was registered as a Registered Investment Adviser with the SEC on June 9, 2011 and serves as the investment adviser to the Fund.

Investment Objective and Policies

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Advisor makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their estimated value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of July 31, 2017, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded loan commitments, which total $107,898.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest and the accretion of discounts and amortization of premiums.

Investment Transactions

Investment transactions are accounted for on the trade date.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2017 (Unaudited)

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain on investments in the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at year end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

(3) Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectable. As of July 31, 2017, the aggregate value of those securities was $92,431 representing 0.02% of the Fund’s net assets. The Fund no longer accrues income on securities for which income has been deemed uncollectable. Additionally, the Fund provides an estimate for losses on interest of receivable. Such securities have been identified on the accompanying Schedule of Investments.

(4) Investments

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2017 (Unaudited)

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•                  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable either directly or indirectly.

•                  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with its valuation policy, the Fund evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations:  The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$142,087,566	$16,817,174	$158,904,740
Corporate Bonds	—	267,534,941	—	267,534,941
Collateralized Loan Obligations	—	—	151,297,706	151,297,706
Common Stocks	1,918,925	—	4,888,824	6,807,749
Warrants	—	—	2,146	2,146
Total Investments	$1,918,925	$409,622,507	$173,005,850	$584,547,282

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period from October 31, 2016 through July 31, 2017:

	Senior Loans	Corporate Bonds	Collateralized Loan Obligations	Common Stock	Warrants	Total
Balance as of 10/31/16	$16,689,470	$3,418,626	$139,112,685	$4,722,098	$—	$163,942,879
Purchases (a)	12,004,075	—	73,378,151	47,674	1,231,130	86,661,030
Sales (b)	(3,360,093)	(3,419,170)	(75,241,317)	(151,098)	—	(82,171,678)
Net realized and unrealized gains	(848,593)	(25,361)	13,312,793	270,150	(1,228,984)	11,480,005
Accrued discounts/(premiums)	(9,915)	25,905	735,394	—	—	751,384
Transfers in to Level 3	4,181,718	—	—	—	—	4,181,718
Transfers out of Level 3	(11,839,488)	—	—	—	—	(11,839,488)
Balance as of 07/31/17	$16,817,174	$—	$151,297,706	$4,888,824	$2,146	$173,005,850
Net change in unrealized appreciation/(depreciation) from Investments held as of 07/31/17	(182,455)	—	6,632,967	1,753,052	(1,228,984)	6,974,580

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended July 31, 2017 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

(a) Purchases include PIK interest and securities received from restructure.

(b) Sales include principal redemptions.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2017 (Unaudited)

The valuation techniques used by the Adviser to measure fair value as of July 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

Investments in securities	Fair Value	Valuation Technique	Unobservable Inputs	Range
Senior Loans	$16,669,961	Liquidation Analysis	N/A	N/A
Senior Loans	92,431	Liquidation Analysis	Price Per Barrel Discount Rate	$ 40-45 Per Barrel total
Senior Loans	54,782	EU Market Multiple Analysis	EBITDA Multiple	5x
Collateralized Loan Obligations	151,297,706	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Common Stock	4,888,824	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Warrants	2,146	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Total Level 3 Investments	$173,005,850

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date: September 29, 2017

By:	/s/ Scott Lem
Scott Lem
Chief Financial Officer

Date: September 29, 2017